Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-Term Debt - Credit Facilities And Senior Notes (Table)

The amounts shown in the consolidated condensed balance sheets are analyzed as follows:

		Period/ Year Ended
Debt instruments	Borrowers-Issuers	June 30, 2021	December 31, 2020

$675 Million Credit Facility	Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd.	591,000	615,000
Total debt		$591,000	$615,000
Less deferred financing fees		(6,157)	(7,319)
Total debt, net of deferred finance costs		$584,843	$607,681
Less current portion, net of deferred financing fees		$(45,830)	$(45,715)

Long-term debt, net of current portion and deferred financing fees		$539,013	$561,966

Long - Term Debt - Principal Payments (Table)

The annual principal payments for the Partnership’s outstanding $675 Million Credit Facility as at June 30, 2021, required to be made after the balance sheet date were as follows:

Year ending June 30,	Amount
2022	$48,000
2023	48,000
2024	48,000
Thereafter	447,000
Total long-term debt	$591,000